Acquisitions	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Acquisitions
Note 6. Acquisitions
In March 2022, the Company acquired 100% of the equity of Common Desk Inc. ("Common Desk") for a total consideration of $21 million. Common Desk is a Dallas-based coworking operator with 23 locations in Texas and North Carolina, that operates a majority of its locations under asset-light management agreements with landlords.
At closing, the Company transferred to the owners of Common Desk $10 million in cash and $3 million fair value of 489,071 shares of its Class A common stock of the Company. The remaining consideration included a holdback of $3 million payable in cash and contingent consideration payable in 760,969 shares of Class A common stock with a fair value of $5 million at closing. During the year ended December 31, 2022, the Company released $2 million of the holdback payable in cash and 329,670 shares of Class A common stock with a value of $1 million. As of December 31, 2022, $1 million remaining cash consideration was included in Other liabilities. As of December 31, 2022, $1 million of contingent consideration payable in Class A common stock was in included in additional paid-in capital on the accompanying Consolidated Balance Sheets. The Company determined the fair value of the contingent consideration based on the likelihood of reaching set milestones. Each period, the contingent consideration will be remeasured to fair market value through the Consolidated Statements of Operations. During the year ended December 31, 2022, the Company recorded a gain of $2 million included in selling, general and administrative expenses on the accompanying Consolidated Statements of Operations.
The allocation of the total acquisition consideration during the year ended December 31, 2022 is estimated as follows:

2022
(Amounts in millions)	Acquisitions
Cash and cash equivalents	$1
Property and equipment	2
Goodwill	10
Finite-lived intangible assets	12
Lease right-of-use assets, net	2
Deferred tax liability	(4)
Lease obligation, net	(2)
Total consideration	$21

There were no acquisitions during the year ended December 31, 2021.
During the year ended December 31, 2020, the Company released acquisition holdbacks of $40 million of cash, $2 million of preferred stock, representing 26,716 shares of Series AP-4 Preferred Stock, and $0 common stock, representing 106,775 shares of Class A Common Stock relating to acquisitions that occurred prior to 2020, following the satisfaction of requirements per the terms of the relevant acquisition agreements.
During the year ended December 31, 2022 the Company incurred acquisition transaction costs of $1 million included in selling, general and administrative expenses in its Consolidated Statements of Operations. During the years ended December 31, 2021 and 2020 the Company did not incur any acquisition transaction costs.